OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 03, 2021
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

	Successor
	As of January 3, 2021
(in thousands)	As Reported	Restated Impact	As Restated
Current portion of warrant liabilities	$—	$52,580	$52,580
Total current liabilities	147,529	52,580	200,109
Non-current warrant liabilities	—	85,032	85,032
Total non-current liabilities	914,121	85,032	999,153
Total liabilities	1,061,650	137,612	1,199,262
Additional paid-in capital	623,729	169,732	793,461
Accumulated deficit	(22,401)	(219,089)	(241,490)
Total stockholders’ equity	602,265	(49,357)	552,908
Noncontrolling interest	920,249	(88,255)	831,994
Total equity	1,522,514	(137,612)	1,384,902

The impact of the correction on the applicable financial statement line items in the consolidated statement of operations and comprehensive income (loss) that were originally reported for the Successor period in the fiscal year ended January 3, 2021 is as follows:

	Successor
	From August 29, 2020 through January 3, 2021
(in thousands, except share data)	As Reported	Restated Impact	As Restated
Loss on remeasurement of warrant liabilities	$—	$(91,851)	$(91,851)
Other (expense) income, net	(15,359)	(91,851)	(107,210)
(Loss) income before taxes	(16,317)	(91,851)	(108,168)
Net (loss) income	(16,050)	(91,851)	(107,901)
Net loss (income) attributable to controlling interest	(8,079)	(91,851)	(99,930)
Comprehensive (loss) income	(7,155)	(91,851)	(99,006)
Earnings per share of Class A Common Stock — Basic and Diluted (in dollars)	(0.13)	(1.51)	(1.64)

The restatement also impacted the Company’s unaudited quarterly financial statements for the Successor periods from August 29, 2020 through September 27, 2020 and from September 28, 2020 through January 3, 2021. The following tables depict the impacts of the restatement on the consolidated balance sheet and consolidated statements of operations and comprehensive income (loss) for the relevant periods:

	Successor
	As of September 27, 2020
(in thousands)	As Reported	Restated Impact	As Restated
Warrant liabilities	$—	$150,887	$150,887
Total non-current liabilities	520,496	150,887	671,383
Total liabilities	647,000	150,887	797,887
Additional paid-in capital	479,028	(5,641)	473,387
Accumulated deficit	(10,172)	(145,246)	(155,418)
Total stockholders’ equity	469,120	(150,887)	318,233
Total equity	1,414,479	(150,887)	1,263,592

	Successor			Successor
	From September 28, 2020 through January 3, 2021			From August 29, 2020 through September 27, 2021
(in thousands, except share data)	As Reported	Restated Impact	As Restated	As Reported	Restated Impact	As Restated
Loss on remeasurement of warrant liabilities	$—	$(73,843)	$(73,843)	$—	$(18,008)	$(18,008)
(Loss) income before taxes	(10,997)	(73,843)	(84,840)	(5,320)	(18,008)	(23,328)
Net (loss) income	(13,619)	(73,843)	(87,462)	(2,431)	(18,008)	(20,439)
Net (loss) income attributable to controlling interest	(7,968)	(73,843)	(81,811)	(111)	(18,008)	(18,119)
Comprehensive (loss) income	(7,296)	(73,843)	(81,139)	141	(18,008)	(17,867)
Earnings per share of Class A Common Stock – Basic and Diluted (in dollars)	(0.13)	(1.19)	(1.32)	—	(0.31)	(0.31)